Share based payments, Number and Weighted Average Exercise Price of Share Options Per ordinary share granted under Amryt's Equity Incentive Plan and Chiasma Stock Option and Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Number of Options [Abstract]
Granted (in shares)	7,261,725	1,320,000
Share Options [Member]
Number of Options [Abstract]
Granted (in shares)	11,337,459	4,432,000	11,330,641	0
Weighted Average Exercise Price [Abstract]
Granted (in sterling per share) | £ / shares	£ 1.91	£ 1.4476	£ 1.17
Amryt Equity Incentive Plan [Member]
Number of Options [Abstract]
Balance, pre share consolidation (in shares)			19,505,130
Balance beginning restated (in shares)	18,753,648	14,481,720	3,250,855
Granted (in shares)	11,337,459	4,432,000	11,330,641
Lapsed (in shares)		(87,119)	(99,776)
Transferred to Amryt on acquisition (in shares)	0
Forfeited (in shares)	(1,288,165)
Exercised (in shares)	(300,000)	(72,953)	0
Balance ending (in shares)	28,502,942	18,753,648	14,481,720	3,250,855
Exercisable (in shares)	9,347,338	5,866,152	2,468,310
Weighted Average Exercise Price [Abstract]
Balance, pre share consolidation (in sterling per share) | £ / shares			£ 19.2
Balance beginning restated (in sterling per share) | £ / shares	£ 122.79	£ 116.00	115.20
Granted (in sterling per share) | £ / shares	190.88	144.76	117.01
Lapsed (in dollars per share) | £ / shares		113.42	197.66
Transferred to Amryt on acquisition (in sterling per share) | £ / shares	0
Forfeited (in sterling per share) | £ / shares	174.97
Exercised (in dollars per share) | £ / shares	93.00	120.72	0
Balance ending (in sterling per share) | £ / shares	147.83	122.79	116.00	£ 115.20
Exercisable (in sterling per share) | £ / shares	£ 118.87	£ 114.24	£ 109.08
Chiasma Stock Option and Incentive Plan [Member]
Number of Options [Abstract]
Balance, pre share consolidation (in shares)			0
Balance beginning restated (in shares)	0	0	0
Granted (in shares)	0	0	0
Lapsed (in shares)		0	0
Transferred to Amryt on acquisition (in shares)	18,139,060
Forfeited (in shares)	(4,098,425)
Exercised (in shares)	(3,320,515)	0	0
Balance ending (in shares)	10,720,120	0	0	0
Exercisable (in shares)	8,005,390	0	0
Weighted Average Exercise Price [Abstract]
Balance, pre share consolidation (in sterling per share) | £ / shares			£ 0
Balance beginning restated (in sterling per share) | £ / shares	£ 0	£ 0	0
Granted (in sterling per share) | £ / shares	0	0	0
Lapsed (in dollars per share) | £ / shares		0	0
Transferred to Amryt on acquisition (in sterling per share) | £ / shares	189.07
Forfeited (in sterling per share) | £ / shares	226.22
Exercised (in dollars per share) | £ / shares	116.35	0	0
Balance ending (in sterling per share) | £ / shares	197.40	0	0	£ 0
Exercisable (in sterling per share) | £ / shares	£ 192.35	£ 0	£ 0